Events after the reporting period (Details) - USD ($) $ in Thousands		1 Months Ended
	Jul. 31, 2023	Mar. 31, 2024	Feb. 29, 2024	Dec. 31, 2023	Jun. 30, 2023
Senior Secured Notes due in 2025
Events after the reporting period
Interest rate (as a percent)					9.375%
Potential redemption of notes as a percentage of aggregate principal amount	102.3475%
Repurchase of Reinstated Senior Notes | Senior Secured Notes due in 2025
Events after the reporting period
Interest rate (as a percent)			9.375%	9.375%
Potential redemption of notes as a percentage of aggregate principal amount			102.34375%
Debt repurchase, face amount			$ 147,624
Debt redemption premium			$ 4,075
Major ordinary share transactions
Events after the reporting period
Dividends paid, ordinary shares		$ 2,428